Loans receivable (Detail Textuals)	12 Months Ended				12 Months Ended				1 Months Ended		2 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Feb. 20, 2012 Sinocoking Coal & Coke Chemical Industries Inc. Pingdingshan Hongfeng Coal Wash Co Ltd Unsecured Debt February 20, 2012 USD ($)	Feb. 20, 2012 Sinocoking Coal & Coke Chemical Industries Inc. Pingdingshan Hongfeng Coal Wash Co Ltd Unsecured Debt February 20, 2012 CNY	Jun. 30, 2013 Top Favour Limited Ziben Tiantang Co. Ltd. Unsecured Debt June 8, 2011 USD ($)	Dec. 08, 2012 Top Favour Limited Ziben Tiantang Co. Ltd. Unsecured Debt June 8, 2011	Jun. 08, 2012 Top Favour Limited Ziben Tiantang Co. Ltd. Unsecured Debt June 8, 2011	Jun. 08, 2011 Top Favour Limited Ziben Tiantang Co. Ltd. Unsecured Debt June 8, 2011 USD ($)	Aug. 31, 2011 Top Favour Limited Ziben Tiantang Co. Ltd. Unsecured Debt August 2011 USD ($)	Nov. 04, 2012 Top Favour Limited Ziben Tiantang Co. Ltd. Unsecured Debt August 2011	Sep. 30, 2012 Top Favour Limited Ziben Tiantang Co. Ltd. Unsecured Debt August and September 2012 USD ($)	Jun. 30, 2013 Top Favour Limited Ziben Tiantang Co. Ltd. Unsecured Debt August and September 2012 USD ($)	Feb. 07, 2013 Henan Pingdingshan Hongli Coal And Coking Co Ltd Hongxin Industrial Co. Ltd. Unsecured Debt February 7, 2013 USD ($)	Feb. 07, 2013 Henan Pingdingshan Hongli Coal And Coking Co Ltd Hongxin Industrial Co. Ltd. Unsecured Debt February 7, 2013 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable			$ 951,000	6,000,000				$ 10,044,200					$ 9,564,000	60,000,000
Interest income from loans receivable	783,938	1,370,939
Repayments of unsecured loan					2,262,163							100,000
Additional unsecured loaned									$ 801,000		$ 350,000
Annual interest rate			3.50%	3.50%		7.00%	7.00%	9.45%		7.00%	7.00%		6.60%	6.60%